OTHER ASSETS	12 Months Ended
Dec. 31, 2021
OTHER ASSETS
OTHER ASSETS

6— OTHER ASSETS

Other assets consist of the following:

	December 31,
	2021	2020
Prepaid expenses, current portion	581	369
Total	581	369

Prepaid expenses mainly consist of rental and future congresses and conferences expenses.